Share-based payments - Narrative (Details)	12 Months Ended
Dec. 31, 2025 scheme tranche shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-settled share-based payment arrangements | scheme	6
Deferred Bonus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-settled share-based payment arrangement tranches | tranche	3
Vesting requirements for share-based payment arrangement, vesting period	3 years
Retention Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years
Annual Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years
All Employee Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years
Non-Executive Directors' Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	1 year
Warrants | Ordinary Shares of $0.001551 each
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity (in shares) | shares	142,709